Organization and Principal Activities (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Organization and Principal Activities [Abstract]
Schedule of Significant Subsidiaries and VIE	As of March 31, 2023, the Group’s significant subsidiaries and VIE:
	Entity	Date of incorporation	Place of incorporation	Percentage of legal/beneficial ownership by the Company	Principal activities
Subsidiaries:
QK365.com INC. (BVI)		September 29, 2014	BVI	100%	Holding
Fenglinju (China) Hong Kong Limited (“Fenglinju”)		October 21, 2021	Hong Kong	100%	Holding
Haoju (Shanghai) Artificial Intelligence Technology Co., Ltd (formerly known as “Qingke (Shanghai) Artificial Intelligence Technology Co., Ltd.”) (“Q&K AI”)		May 13, 2019	PRC	100%	Holding and Operating
Chengdu Liwu Apartment Management Co., Ltd		June 19, 2020	PRC	100%	Operating
VIE:
QingKe (China) Limited (“Q&K HK”)		July 7, 2014	Hong Kong	100%	Holding
Q&K Investment Consulting Co., Ltd. (“Q&K Investment Consulting”)		April 2, 2015	PRC	100%	Holding and Operating
Shanghai Qingke E-Commerce Co., Ltd. (“Q&K E- Commerce”)		August 2, 2013	PRC	100%	Holding and Operating
As of September 30, 2022, the Group’s significant subsidiaries and VIE:
	Entity	Date of incorporation	Place of incorporation	Percentage of legal/beneficial ownership by the Company	Principal activities
Subsidiaries:
QK365.com INC. (BVI)		September 29, 2014	BVI	100%	Holding
Fenglinju (China) Hong Kong Limited (“Fenglinju”)		October 21, 2021	Hong Kong	100%	Holding
Haoju(shanghai) Artificial Intelligence Technology Co., Ltd (formerly known as “Qingke (Shanghai) Artificial Intelligence Technology Co., Ltd.”) (“Q&K AI”)		May 13, 2019	PRC	100%	Holding and Operating
Chengdu Liwu Apartment Management Co., Ltd		June 19, 2020	PRC	100%	Operating
VIE:
QingKe (China) Limited (“Q&K HK”)		July 7, 2014	Hong Kong	100%	Holding
Q&K Investment Consulting Co., Ltd. (“Q&K Investment Consulting”)		April 2, 2015	PRC	100%	Holding and Operating
Shanghai Qingke E-Commerce Co., Ltd. (“Q&K E- Commerce”)		August 2, 2013	PRC	100%	Holding and Operating